Accounting Principles - Additional Information (Detail) $ / shares in Units, $ in Thousands, € in Millions					1 Months Ended	12 Months Ended
	Nov. 14, 2023 USD ($) $ / shares shares	Nov. 01, 2023 USD ($) Cell	Jun. 01, 2023	May 31, 2023	Jun. 30, 2023	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary			100.00%		100.00%
Differrence in fair value measurement, Recognized						$ 5,700
Fair value instrument remeasured						42,700
Fair value measurement of derivative	$ 48,400					48,400
Conversion ratio	one for one basis
Deferred revenues and contract liabilities						59		$ 110,325
Cash and cash equivalents						136,708		$ 89,789
Finance contract | €							€ 40.0
Equity investment						$ 140,000
Par value per share | $ / shares						$ 0.05		$ 0.05		$ 0.05	$ 0.05
Tranche B [Member]
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents | €									€ 15.0
Class A" Convertible Preferred Shares [Member]
Disclosure of changes in accounting estimates [line items]
Additional investments by subscription of shares | shares	10,000,000
Par value per share | $ / shares	$ 5
Class B" Convertible Preferred Shares [Member]
Disclosure of changes in accounting estimates [line items]
Additional investments by subscription of shares | shares	18,000,000
Par value per share | $ / shares	$ 5
Bottom of Range [member]
Disclosure of changes in accounting estimates [line items]
Percentage of derivative fair value probability of transaction completion	(2.00%)					(2.00%)	(2.00%)
Sensitivity of derivative fair value to expected life period						-1 month	-1 month
Top of Range [member]
Disclosure of changes in accounting estimates [line items]
Percentage of derivative fair value probability of transaction completion	2.00%					2.00%	2.00%
Sensitivity of derivative fair value to expected life period						+1 month	+1 month
Joint Collaboration and Research Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Deferred revenues and contract liabilities						$ 84,100
Deferred revenue, upfront payment received						25,000
Milestone upfront payment transaction price						25,000
Collaboration agreement, upfront payment received						25,000
Joint Collaboration and Research Agreement [Member] | Bottom of Range [member]
Disclosure of changes in accounting estimates [line items]
Option exercise fee and development, regulatory and sales-related milestone payments receivable						70,000
Joint Collaboration and Research Agreement [Member] | Top of Range [member]
Disclosure of changes in accounting estimates [line items]
Option exercise fee and development, regulatory and sales-related milestone payments receivable						220,000
Subsequent Investment Agreement (SIA) [Member]
Disclosure of changes in accounting estimates [line items]
Proceeds from sale of preferred shares						48,400
Initial fair value amount						48,400
Share purchase proceeds	$ 0
Initial Investment Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Proceeds from sale of ordinary shares		$ 35,728				$ 35,700
Calyxt Inc [Member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary			2.90%	48.00%				49.10%
Non-controlling shareholders interest				52.00%				50.90%
Cellectis, Inc. [member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary						100.00%	100.00%
Cellectis, Inc. [member] | Calyxt ATM Program [Member]
Disclosure of changes in accounting estimates [line items]
Non-controlling shareholders interest				52.00%				50.90%
AstraZeneca [member]
Disclosure of changes in accounting estimates [line items]
Ordinary shares issued | shares						16,000,000			16,000,000
Initial equity investment						$ 80,000
Par value per share | $ / shares						$ 5
Percentage of share capital						22.00%	22.00%
Voting rights						21.00%			21.00%
Equity investment	$ 140,000
AstraZeneca [member] | Joint Collaboration and Research Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Initial term of colloboration term		5 years
AstraZeneca [member] | Joint Collaboration and Research Agreement [Member] | Top of Range [member]
Disclosure of changes in accounting estimates [line items]
Number of novel cell colloborate to develop | Cell		10